Vanguard Global Environmental Opportunities Stock Fund Investment Risks - Retail Prospectus [Member] - Vanguard Global Environmental Opportunities Stock Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	• Investments Economically Tied to China. The risks described under Investing in Foreign Markets, Investing in Emerging Markets, and Currency Risk apply to, and may be heightened with respect to, the Fund’s investments in companies or issuers economically tied to China. The Fund also is subject to unique risks due to the considerable degrees of social and humanitarian, legal, regulatory, political, and economic uncertainty associated with investments in companies or issuers economically tied to China. All of these factors, among others, could have negative impacts on the Fund. For example, the Fund may not be able to access its desired amount of shares of companies incorporated in China that trade on the Shanghai and Shenzhen Stock Exchanges (A-shares) and/or the Hong Kong Stock Exchange (H-shares), which may cause the Fund to miss out on investment opportunities. Investments economically tied to China may be (or become in the future) restricted or sanctioned by the U.S. government, which could cause these securities to decline in value or become less liquid. If the Fund’s holdings become impacted by restrictions or sanctions, the Fund may incur losses. Additionally, the Fund may gain exposure to certain companies in China through legal structures known as variable interest entities (VIEs), which provide exposure to Chinese companies through contractual arrangements instead of equity ownership. Investing through a VIE does not offer the same level of investor protection as direct ownership and is subject to risks including breach of the contractual arrangements, difficulty in enforcing the contractual arrangements outside of the United States, and intervention by the U.S. government. These risks could significantly affect a VIE’s market value, which in turn could impact the Fund’s performance.
ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ESG Investing.The Fund is subject to ESG investing risks. The advisor selects securities for the Fund based on the ESG criteria described in the Fund’s principal investment strategies. As a result, the Fund’s investments could, in the aggregate, trail the returns of other funds that use ESG criteria or underperform the market as a whole. The advisor’s use of ESG criteria may result in the Fund becoming focused, at times, in a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Interpretations of what it means for a company or issuer to exhibit ESG characteristics can—and do—vary significantly across individuals, advisors, and other funds that use ESG criteria. The advisor’s assessment of whether or not a company or issuer meets the ESG criteria described in the Fund’s principal investment strategies, or the ESG criteria itself, may not align with your personal view of what it means for a company or issuer to exhibit ESG characteristics generally. Further, individual securities held by the Fund may not reflect your personal preferences, beliefs, expectations, and/or values. In order to assess a company or issuer against the ESG criteria described in the Fund’s principal investment strategies, the advisor depends on the availability of data obtained through voluntary or third-party reporting. There can be no assurance that this data will be accurate, complete, or current, which could result in an inaccurate assessment of a company or issuer.
Environmental Focused Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Environmental Company Focus. The Fund’s focus on stocks of environmental companies limits the types and number of investment opportunities available to the Fund. As a result, the Fund may underperform funds that do not have such a focus and/or the market prices of the Fund’s holdings may be more volatile than those of more diversified funds. Focusing on environmental companies may result in the Fund investing in securities or industry sectors that underperform the market as a whole or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. Additionally, the Fund may hold securities of environmental companies that, subsequent to the Fund’s investment in such securities, no longer meet the criteria described in the Fund’s principal investment strategies. If this occurs, the Fund may sell such a security at an inopportune time or at a time when the security is difficult to sell, or may incur expenses in an effort to dispose of such a security.
The Fund is more susceptible to events or factors affecting environmental companies, which may include changes in global and regional climates, regulatory actions related to environmental protection, changes in government standards and subsidy levels, changes in taxation, and other domestic and international political, regulatory, and economic developments. In addition, environmental companies may have more limited operating histories and smaller market capitalizations, on average, than companies in other sectors.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Foreign Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Foreign Markets. Foreign markets can perform differently than U.S. markets. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, the rights and remedies associated with investments in a fund that invests in foreign securities may be different than a fund that invests in domestic securities. To the extent that the Fund invests a large portion of its assets in securities of issuers located primarily in one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in such country or region.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Emerging Markets. Investments in emerging markets are subject to higher degrees of risk and volatility than investments in developed markets. Compared with developed markets, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets. In addition, emerging markets generally have less efficient trading markets with lower overall liquidity and more volatile currency exchange rates. Each of these risks can cause losses to the Fund’s investments and/or impact the Fund’s performance.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Growth Investing. The Fund’s approach to growth investing could cause it to underperform other stock funds that use a different investment style. Growth stocks typically produce lower yields because growth companies prefer to reinvest earnings into research and development to promote growth and increase profitability. Research and development can be expensive and may not always produce favorable results, which could harm a company’s performance relative to the broader market.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. The Fund is actively managed. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
Nondiversified Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversified Funds. The Fund is considered a nondiversified fund as defined under the Investment Company Act of 1940. Nondiversified funds invest a greater percentage of their assets in a small number of issuers than diversified funds, their performance may be negatively impacted by relatively few securities or even a single security, and their shares may experience significant fluctuations in value.
Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Industry Concentration. The Fund concentrates its investments in the securities of issuers whose principal business activities are in climate change-related industries. As a result, the Fund’s performance depends to a greater extent on the overall condition of, and is more susceptible to events affecting, this industry.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Industrials Sector. From time to time, stocks of companies within the industrials sector may make up a significant portion of the Fund’s investment portfolio. As a result, the Fund’s performance may be impacted by the general condition of the industrials sector.• Information Technology Sector. From time to time, stocks of companies within the information technology sector may make up a significant portion of the Fund’s investment portfolio. As a result, the Fund’s performance may be impacted by the general condition of the information technology sector.
Issuer Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Issuer Focus. The Fund has a significant portion of its assets invested in a limited number of issuers. As a result, the Fund’s performance can be negatively affected by the performance of even one of these issuers, and the Fund’s shares may experience significant fluctuations in value.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.